Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 4,875	$ 4,486
Interest-bearing deposits	66,146	39,772
Cash and cash equivalents	71,021	44,258
Interest-bearing time deposits	1,941	3,435
Securities available for sale	47,588	43,931
Loans held for sale	7,230	633
Loans, less allowance for loan losses	194,391	198,110
Foreclosed assets	9,012	9,265
Prepaid FDIC assessment		490
Federal Home Loan Bank stock	926	5,398
Premises and equipment, net	14,724	15,121
Cash value of life insurance	6,421	6,182
Interest receivable and other assets	1,922	2,163
Total assets	355,176	328,986
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	317,204	301,101
Federal Home Loan Bank advances	9,000	13,000
Other borrowings		1,300
Subordinated debentures	3,609	3,609
Interest payable and other liabilities	3,011	2,726
Total liabilities	332,824	321,736
Commitments and contingencies
Stockholders' equity
Common stock-no par value, 75,000,000 and 5,000,000 shares authorized; 5,560,567 and 1,245,267 shares issued and outstanding
Preferred stock-$1.00 par value, $100 liquidation preference 1,000,000 shares authorized; 196,847 and 7,319 shares issued and outstanding	197	7
Paid-in capital	26,270	12,033
Retained earnings (accumulated deficit)	(4,346)	(5,407)
Accumulated other comprehensive income (loss)	231	617
Total stockholders' equity	22,352	7,250
Total liabilities and stockholders' equity	$ 355,176	$ 328,986